INCOME TAXES (Schedule of Profit (Loss) Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Profit (loss) before taxes
Domestic	$ (59,797)	$ 78,677	$ (90,497)
Foreign	18,392	(104,791)	(26,551)
LOSS BEFORE INCOME TAX	$ (41,405)	$ (26,114)	$ (117,048)